SCHEDULE OF NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2020
Short-Term Debt [Line Items]
Principal Balance	$ 127,873		$ 136,123
Accrued Interest Balance	$ 578,661		491,362
Note Payable 1 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Jun. 29, 2017
Debt compound interest rate	5.00%
Accounts Payable, Interest-Bearing, Interest Rate	18.00%
Debt Instrument, Maturity Date	Mar. 31, 2018
Principal Balance	$ 45,000		45,000
Accrued Interest Balance	$ 106,155		98,055
Note Payable 2 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Jul. 03, 2018
Debt compound interest rate	20.80%
Accounts Payable, Interest-Bearing, Interest Rate	41.60%
Debt Instrument, Maturity Date	Dec. 17, 2018
Principal Balance	$ 4,732		4,732
Accrued Interest Balance	$ 28,739		26,770
Note Payable 3 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Jul. 27, 2010
Debt compound interest rate	18.00%
Accounts Payable, Interest-Bearing, Interest Rate	21.00%
Debt Instrument, Maturity Date	Jan. 23, 2011
Principal Balance	$ 25,000		25,000
Accrued Interest Balance	$ 240,877		190,908
Note Payable 4 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	May 10, 2016
Debt compound interest rate	16.00%
Debt Instrument, Maturity Date	Aug. 29, 2016
Principal Balance	$ 3,000		11,250
Accrued Interest Balance			8,545
Note Payable 5 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Mar. 15, 2011
Debt compound interest rate	18.99%
Accounts Payable, Interest-Bearing, Interest Rate	28.99%
Debt Instrument, Maturity Date	Mar. 25, 2011
Principal Balance	$ 15,000		15,000
Accrued Interest Balance	$ 46,922		42,574
Note Payable 6 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Mar. 17, 2010
Debt compound interest rate	18.00%
Accounts Payable, Interest-Bearing, Interest Rate	21.00%
Debt Instrument, Maturity Date	Sep. 13, 2010
Principal Balance	$ 10,000		10,000
Accrued Interest Balance	$ 104,704		83,146
Note Payable 7 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Oct. 18, 2013
Accounts Payable, Interest-Bearing, Interest Rate	10.00%
Debt Instrument, Maturity Date	Nov. 29, 2013
Principal Balance	$ 10,000		10,000
Accrued Interest Balance	$ 8,257		7,246
Note Payable 8 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Apr. 24, 2016
Accounts Payable, Interest-Bearing, Interest Rate	10.00%
Debt Instrument, Maturity Date	Jun. 30, 2016
Principal Balance	$ 8,641		8,641
Accrued Interest Balance	$ 2,483		2,046
Note Payable 9 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Mar. 29, 2011
Debt compound interest rate	21.00%
Accounts Payable, Interest-Bearing, Interest Rate	0.00%
Debt Instrument, Maturity Date	Jun. 27, 2011
Principal Balance	$ 5,000		5,000
Accrued Interest Balance	$ 39,572		31,195
Note Payable 10 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	Apr. 11, 2012
Debt compound interest rate	5.00%
Accounts Payable, Interest-Bearing, Interest Rate	5.00%
Debt Instrument, Maturity Date	May 25, 2012
Principal Balance	$ 1,500
Accrued Interest Balance	952		$ 877
Coroware, Inc. and Subsidiaries [Member] | Redeemable Preferred Stock Series A [Member]
Short-Term Debt [Line Items]
Principal Balance	127,873	$ 124,873
Accrued interest	$ 578,661	$ 602,432